Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 3,184	£ 5,966	£ 3,896
Derivative financial instruments, non-current assets	2,559	4,807	1,192	£ 1,666
Derivative financial instruments, non-current liabilities				(655)
Derivative financial instruments, current assets	625	1,159	2,704	3,218
Derivative financial instruments, current liabilities				£ (1,253)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2,504	4,490	907
Derivative financial instruments, non-current assets	2,504	4,490	907
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	680	624	869
Derivative financial instruments, non-current assets	£ 55	317	285
Forward foreign currency contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		£ 852	£ 2,120